Trading properties (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Trading properties (Details)
Acquired properties real estate projects approved amount	$ 953	$ 1,470
Net book value	$ 1,629	$ 1,300